Exhibit 99.14

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Series Name	2025-1
Collection Period	March 2025
Payment Date	04/21/2025
Transaction Month	3
Anticipated Redemption Date	01/20/2028
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$534,600,000.00	4.71%	01/21/2031
Class B	$40,872,000.00	4.94%	01/21/2031
Class C	$24,528,000.00	5.09%	01/21/2031

Total	$600,000,000.00

Series 2025-1 Available Funds and other sources of funds
Series 2025-1 Allocation Percentage x Group One Available Funds	$42,322,421.41
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$42,322,421.41

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$42.73	$42.73	$0.00	$0.00	$42,322,378.68
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$42,321,128.68
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$42,321,128.68
Asset Representations Reviewer Fee	$21.28	$21.28	$0.00	$0.00	$42,321,107.40
Supplemental ARR Fee	$89.27	$89.27	$0.00	$0.00	$42,321,018.13
Servicing Fee	$436,450.52	$436,450.52	$0.00	$0.00	$41,884,567.61
Class A Note Interest	$2,098,305.00	$2,098,305.00	$0.00	$0.00	$39,786,262.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,786,262.61
Class B Note Interest	$168,256.40	$168,256.40	$0.00	$0.00	$39,618,006.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,618,006.21
Class C Note Interest	$104,039.60	$104,039.60	$0.00	$0.00	$39,513,966.61
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$39,513,966.61
Class R Interest	$39,513,966.61	$39,513,966.61	$0.00	$0.00	$0.00

Total	$42,322,421.41	$42,322,421.41	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$2,098,305.00	$0.00	$0.00	$2,098,305.00
Class B	$0.00	$0.00	$168,256.40	$0.00	$0.00	$168,256.40
Class C	$0.00	$0.00	$104,039.60	$0.00	$0.00	$104,039.60

Total	$0.00	$0.00	$2,370,601.00	$0.00	$0.00	$2,370,601.00

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$3.93	$0.00	$3.93
Class B	$1,000.00	$4.12	$0.00	$4.12
Class C	$1,000.00	$4.24	$0.00	$4.24

Total	$1,000.00	$3.95	$0.00	$3.95

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.